Impairment and onerous contracts	12 Months Ended
Dec. 31, 2021
Impairment and onerous contracts
Impairment and onerous contracts

19.   Impairment and onerous contracts

The impairment losses recognized in the year are presented below:

	Income statement
	Impairment
	2021	2020	2019
Segments by class of assets
Base metals – Nickel	98	882	2,511
Manganese	35	76	—
Other assets	95	125	119
Impairment of non-current assets	228	1,083	2,630

Onerous contracts	18	—	240
Disposals of non-current assets	180	225	513
Impairment and disposals of non-current assets	426	1,308	3,383

a) Impairment of assets

The Company tested for impairment the cash generating units (“CGU”) for which a triggering event was identified and for goodwill. The recoverable amount of each CGU under the Company’s impairment test was assessed using the fair value less costs of disposal model (“FVLCD”), through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy, taking into consideration offers and purchase agreements, if applicable.

The cash flows were discounted by using a post-tax discount rate expressed in real terms, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the asset’s specific risk. The Company used its weighted average cost of capital (“WACC”) as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Base Metals

Vale Nouvelle-Calédonie S.A.S. (“VNC”), Nickel – The New Caledonia operation faced difficulties throughout 2019, mainly in relation to the production and processing of refined nickel, associated with the challenges resulting from the remote location of this asset. Therefore, the Company initiated studies of alternatives for New Caledonia, considering operational and commercial alternatives to improve Vale Nova Caledonia’s short-term cash flows. Based on the review of the business plans carried out in 2019, the Company reduced the expected production levels of refined nickel products for the remaining useful life of the mine, resulting in an impairment of US$2,511 recognized as at December 31, 2019.

Based on the operational difficulties faced by VNC, in 2020, the Company started a program for the sale of this asset. As a result of negotiations with interested parties, VNC's assets and liabilities were classified as "held for sale" and measured at fair value less cost to sell, resulting in the recognition of an impairment of US$882 in the income statement for the year ended December 31 2020, mainly due to the need for financing for the continuity of VNC’s operations, including the commitment to make investments for the conversion of the tailings deposit from wet stacking to dry stacking (“Project Lucy”), which were estimated in the amount of US$500.

In March 2021, the Company signed the share purchase and sale agreement with Prony Resources, concluding the transaction for the sale of its interest in VNC (note 15). Under the terms of the definitive agreement, there was an increase in the value of the obligations assumed by Vale for the maintenance of VNC’s activities, which, combined with other adjustments in working capital, resulted in an additional loss of US$98 in the income for the year ended December 31, 2021.

Ferrous Minerals

Manganese ferroalloys operations in Minas Gerais – In September 2021, the Company signed an agreement to sell certain assets and liabilities located in the state of Minas Gerais, which are part of Vale Manganês S.A. (“Vale Manganês”) and relates to the manganese ferroalloys business, for US$40. Thus, those assets and liabilities were classified as “held for sale” and measured at fair value less costs of disposal, resulting in the recognition of an impairment of US$25 recognized in the income statement as “Impairment and disposal of non-current assets” for the year ended December 31, 2021 (note 16).

Simões Filho, Ferroalloys of Manganese - In 2020, the Company decided to shut down the Simões Filho operation, a plant located in the Brazilian State of Bahia, that was part of Vale Manganês business and produced manganese ferroalloys. The Company tested this CGU for impairment, resulting in full impairment of inventories and other assets related to the Simões Filho plant, and provision for closure of the site. As a result, the Company recognized an impairment of US$76 as “Impairment and disposals of non-current assets” for the year ended December 31, 2020. In 2021, the Company recognized an additional loss of US$10 due to the review of the recoverability of the remaining obligations to close the operations, recorded in the income statement for the year ended December 31, 2021, as “Impairment and disposals of non-current assets”.

b)     Onerous contract

In 2021, the Company reviewed its expectation of iron ore production and sales volumes of the Midwest system. Following the revised plan for the upcoming years, the Company has recognized an additional provision of US$18 (R$100 million) in relation to the costs of certain long-term contracts, with minimum guaranteed volume for fluvial transportation and port structure. In 2019, this review resulted in an additional provision of US$240.

c)	Impairment test for the goodwill

	Carrying amount	Discount rate	Period of cash flow projections
Ferrous mineral	1,278	4.4%	2051
Nickel	1,930	3.2% - 3.8%	2045
	3,208

Goodwill, Iron ore and pellets - The Company recorded a goodwill related to the acquisition of Caemi Mineração e Metalurgia S.A., merged into Vale in 2006. In 2021, the Company did not identify changes in circumstances or indicatives that could result in a reduction of the recoverable value of the Iron ore and Pellets CGU. The Company did not identify losses on the goodwill impairment testing and based on the projected cash flows.

Goodwill, Nickel - In 2006, the Company recorded a goodwill related to the acquisition of Inco Limited, currently Vale Canada Limited, which is allocated to Nickel CGUs, which is tested annually. The impairment test of goodwill for 2021 carried out based on projected cash flows demonstrates that there were no losses in relation to the goodwill allocated to the Nickel business.

Accounting policy

Impairment of non-financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset‘s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine whether an impairment trigger has occurred and to prepare the Company’s cash flows. Management uses the budgets approved as a starting point and key assumptions are, but not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit.

These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and, therefore, may affect the recoverable value of assets.